                               PORTFOLIO DIRECTOR
                               SEPARATE ACCOUNT A

                 SUPPLEMENT ISSUED JULY 27, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

     This Supplement incorporates certain information provided in a previous supplement dated July 12, 1999.

SUMMARY

For AGSPC Stock Index Fund, AGSPC MidCap Index Fund and AGSPC Small Cap Index
Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to each Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Board of Directors approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Board of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC expects to re-assume direct management of each Fund's investment portfolio on October 1, 1999.

  For AGSPC Growth Fund

     On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. At such time, the investment objective of the Fund will be changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities. The name of the Fund may change upon Wellington Management's assumption of management responsibilities.

FEES AND CHARGES - EXCEPTION TO SURRENDER CHARGE

     We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

VA 9084-B

                              PORTFOLIO DIRECTOR 2
                               SEPARATE ACCOUNT A
     FOR SERIES 2.1-2.12, SERIES 2.1.20-2.12.20, AND SERIES 2.1.40-2.12.40

                 SUPPLEMENT ISSUED JULY 27, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

     This Supplement incorporates certain information provided in a previous supplement dated July 12, 1999.

SUMMARY

  For AGSPC Stock Index Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to the Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Board of Directors approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Board of Directors approved the termination of Bankers Trust as a sub-advisor to the Fund, VALIC, expects to re-assume direct management of each Fund's investment portfolio on October 1, 1999.

  For AGSPC Growth Fund

     On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. At such time, the investment objective of the Fund will be changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities. The name of the Fund may change upon Wellington Management's assumption of management responsibilities.

EXCHANGE PRIVILEGE

     Contrary to information contained in the "Restrictions on Exchange Privilege" section of this Prospectus, exchanges from Portfolio Director 2 to Portfolio Director will be permitted.

FEES AND CHARGES -- EXCEPTIONS TO SURRENDER CHARGE

     We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

VA 9875-B

                            PORTFOLIO DIRECTOR PLUS
                               SEPARATE ACCOUNT A
           FOR SERIES 1-12, SERIES 1.20-12.20, AND SERIES 1.40-12.40

                       SUPPLEMENT ISSUED JULY 27, 1999 TO
                          PROSPECTUS DATED MAY 1, 1999

This Supplement incorporates certain information provided in a previous supplement dated July 12, 1999.

SUMMARY

For AGSPC Stock Index Fund, AGSPC MidCap Index Fund, AGSPC Small Cap Index Fund and
American General Small Cap Value Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to each Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Boards of Directors/Trustees approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Boards of Directors/Trustees approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC expects to re-assume direct management of the AGSPC Stock Index Fund's, the AGSPC MidCap Index Fund's, and the AGSPC Small Cap Index Fund's investment portfolio on October 1, 1999. With respect to the American General Small Cap Value Fund, VALIC expects to re-assume direct management of that portion of the Fund's investment portfolio managed by Bankers Trust on September 1, 1999.

For AGSPC Growth Fund

     On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. At such time, the investment objective of the Fund will be changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities. The name of the Fund may change upon Wellington Management's assumption of management responsibilities.

MAXIMUM NUMBER OF OPTIONS

     Generally, your employer's plan may select up to 30 of the 53 Variable Account Options Portfolio Director Plus offers. However, you may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

FEES AND CHARGES -- EXCEPTIONS TO SURRENDER CHARGE

     We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

VA 10855-B

                              PORTFOLIO DIRECTOR T
                               SEPARATE ACCOUNT A

                 SUPPLEMENT ISSUED JULY 27, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

SUMMARY

For AGSPC Stock Index Fund and AGSPC Small Cap Index Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to each Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Board of Directors approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Boards of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC expects to re-assume direct management of the AGSPC Stock Index Fund's and the AGSPC Small Cap Index Fund's investment portfolio on October 1, 1999.

For AGSPC Growth Fund

     On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. At such time, the investment objective of the Fund will be changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities. The name of the Fund may change upon Wellington Management's assumption of management responsibilities.

VA 10789-A